Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Weighted average number of common shares outstanding (shares)	40,338,789	22,137,990	16,016,366